Summary of Significant Accounting Policies (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Common stock equivalents outstanding	156,844,708	153,867,007	49,968,264	148,695,755